MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o APRIL 30, 2002

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2002, the U.S. economy began to recover from recession and the aftermath of September 11. Consumer spending and rebuilding of business inventories led an economic rebound in the first quarter of 2002. In spite of April's six percent unemployment rate, the relatively mild recession, which began in March 2001, is widely regarded as having ended.

The economic turnaround was fueled by monetary and fiscal policies, which sought to stimulate growth. The Federal Reserve Board's aggressive monetary policy cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. Congress provided fiscal stimulus by passing reductions in personal tax rates as well as a number of spending initiatives after the September attacks.

The Fed's actions and the Treasury Department's cessation of the 30-year bond auction led to a bond-market rally that dropped long-term interest rates to 40-year lows at the end of October. Within the fixed-income market, yields on short maturities declined the most and the yield curve steepened. In November and December, as the economy improved, the bond market reversed course and yields increased. Demand for fixed-income investments revived in 2002, because of stock-market volatility and Federal Reserve Chairman Alan Greenspan's comments that the Fed would take a go-slow approach to tightening monetary policy.


MUNICIPAL MARKET CONDITIONS

The yield on the 30-year insured municipal bond index, which reached a low of
5.04 percent in October 2001, increased to 5.45 percent in March. As the Fed's outlook shifted to neutral, the index yield declined to 5.30 percent in April. Throughout the period, the slope of the municipal yield curve remained positive. The yield pick up for extending maturities from one to 30 years was 335 basis points versus 240 basis points last April.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries jumped to 104 percent in October 2001. By the end of April the ratio had returned to 94 percent. In the 10-year-maturity range, the ratio declined from 95 percent in October to 85 percent in April.

New-issue volume increased 43 percent, to $286 billion, during 2001. State and local government infrastructure and cash flow needs have contributed to the surge in underwriting activity. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume. New-issue volume for the first four months of 2002 reached $87 billion.

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o APRIL 30, 2002 CONTINUED

                             [LINE CHART]

                  30-Year Bond Yields 1997-2002
                                                      Insured
                                                     Municipal
                                    Insured            Yields/
                 U.S. Treasury     Municipal       U.S. Treasury
    Date             Yields          Yields        Yields (Ratio)
 ----------      -------------     ---------       -------------
  12/31/96            5.6             6.63             84.46
   1/31/97            5.7             6.79             83.95
   2/28/97            5.65            6.8              83.09
   3/31/97            5.9             7.1              83.1
   4/30/97            5.75            6.94             82.85
   5/31/97            5.65            6.91             81.77
   6/30/97            5.6             6.78             82.6
   7/31/97            5.25            6.29             83.47
   8/31/97            5.48            6.61             82.90
   9/30/97            5.4             6.4              84.38
  10/31/97            5.35            6.15             86.99
  11/30/97            5.3             6.05             87.6
  12/31/97            5.15            5.92             86.99
   1/31/98            5.15            5.8              88.79
   2/28/98            5.2             5.92             87.84
   3/31/98            5.25            5.93             88.53
   4/30/98            5.35            5.95             89.92
   5/31/98            5.2             5.8              89.66
   6/30/98            5.2             5.65             92.04
   7/31/98            5.18            5.71             90.72
   8/31/98            5.03            5.27             95.45
   9/30/98            4.95            5                99
  10/31/98            5.05            5.16             97.87
  11/30/98            5               5.06             98.81
  12/31/98            5.05            5.1              99.02
   1/31/99            5               5.09             98.23
   2/28/99            5.1             5.58             91.4
   3/31/99            5.15            5.63             91.47
   4/30/99            5.2             5.66             91.87
   5/31/99            5.3             5.83             90.91
   6/30/99            5.47            5.96             91.78
   7/31/99            5.55            6.1              90.98
   8/31/99            5.75            6.06             94.88
   9/30/99            5.85            6.05             96.69
  10/31/99            6.03            6.16             97.89
  11/30/99            6               6.29             95.39
  12/31/99            5.97            6.48             92.13
   1/31/00            6.18            6.49             95.22
   2/29/00            6.04            6.14             98.37
   3/31/00            5.82            5.83             99.83
   4/30/00            5.91            5.96             99.16
   5/31/00            5.91            6.01             98.34
   6/30/00            5.84            5.9              98.98
   7/31/00            5.73            5.78             99.13
   8/31/00            5.62            5.67             99.12
   9/30/00            5.74            5.89             97.45
  10/31/00            5.65            5.79             97.58
  11/30/00            5.55            5.61             98.93
  12/31/00            5.27            5.46             96.52
   1/31/01            5.3             5.5              96.36
   2/28/01            5.27            5.31             99.25
   3/31/01            5.26            5.44             96.69
   4/30/01            5.45            5.79             94.13
   5/31/01            5.4             5.75             93.91
   6/30/01            5.35            5.76             92.88
   7/31/01            5.16            5.52             93.48
   8/31/01            5.07            5.37             94.41
   9/30/01            5.2             5.42             95.94
  10/31/01            5.04            4.87            103.49
  11/30/01            5.17            5.29             97.73
  12/31/01            5.36            5.47             97.99
   1/31/02            5.22            5.43             96.13
   2/28/02            5.14            5.42             94.83
   3/31/02            5.43            5.8              93.62
   4/30/02            5.3             5.59             94.81
                      5.29            5.62             94.13

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

During the six-month period ended April 30, 2002, the net asset value (NAV) of Morgan Stanley Quality Municipal Securities (IQM) decreased from $15.19 to $15.00 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.405 per share, the Trust's total NAV return was 1.72 percent. IQM's value on the New York Stock Exchange decreased from $13.62 to $13.57 per share during this period. Based on this change plus reinvestment of tax-free dividends, IQM's total market return was 2.63 percent. As of April 30, 2002, IQM's share price was at a 9.53 percent discount to its NAV.
Monthly dividends for the second quarter of 2002, declared in March, were unchanged at $0.0675 per share. The Trust's level of undistributed net investment income was $0.140 per share on April 30, 2002, versus $0.119 per share six months earlier. Current earnings continued to benefit from lower short-term borrowing costs of Auction Rate Preferred Shares (ARPS).

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o APRIL 30, 2002 CONTINUED

PORTFOLIO STRUCTURE

The Trust's total net assets of $339.5 million were diversified among 13 long-term sectors and 62 credits. At the end of April, the portfolio's average maturity was 17 years. Average duration, a measure of sensitivity to interest-rate changes, was 5.3 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution, sector allocation and geographic concentration. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.


THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.07 per share to common share earnings. IQM has five ARPS series totaling $97 million and representing 29 percent of total net assets. The yields on IQM's weekly ARPS series ranged between 1.09 percent and 2.00 percent. The yields on series with auctions maturing in July 2002, September 2002 and January 2004 were 2.75 percent, 2.47 percent and 2.43 percent, respectively.


LOOKING AHEAD

The Federal Reserve Board's cautious approach toward tightening has helped stabilize the fixed-income markets. However, we believe that the economic recovery will eventually lead the Fed to raise short-term interest rates. Despite market uncertainty, we believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o APRIL 30, 2002 CONTINUED

purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2002 the Trust purchased and retired 243,900 shares of common stock at a weighted average market discount of 8.66 percent.

We would like to take this opportunity to notify shareholders that in January 2002, Joseph R. Arcieri and Robert W. Wimmel joined James F. Willison as portfolio managers for the Trust.

We appreciate your ongoing support of Morgan Stanley Quality Municipal Securities and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
------------------------------           ------------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o APRIL 30, 2002 CONTINUED


       [BAR CHART]                                      [PIE CHART]

LARGEST SECTORS AS OF APRIL 30, 2002         CREDIT RATINGS AS OF APRIL 30, 2002
(% OF LONG-TERM PORTFOLIO)                   (% OF LONG-TERM PORTFOLIO)


                                               Ratings
                                             Moody's/S&P
                                             -----------
Water & Sewer           16%                     Aaa/AAA               44%
Transportation          15%                      Aa/AA                41%
Hospital                12%                       A/A                 13%
IDR/PCR*                12%                     Baa/BBB                2%
General Obligation      11%                      Ba/BB
Mortgage                10%
Electric                 7%
Education                7%

*Industrial Development/Pollution            As measured by Moody's Investors
 Control Revenue.                            Service, Inc. or Standard & Poor's
                                             Corp.

 Portfolio structure is subject to           Portfolio structure is subject to
 change.                                     change.



                                   [BAR GRAPH]

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                                           WEIGHTED AVERAGE MATURITY:  17 YEARS

   0.2%           3.5%            69.3%             25.4%              1.6%
--------------------------------------------------------------------------------
 1-5 Years    5-10 Years      10-20 Years       20-30 Years          30+ Years



* Portfolio structure is subject to change.

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o APRIL 30, 2002 CONTINUED





                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 ARPIL 30, 2002


                                  [BAR CHART]

                                PERCENT CALLABLE

                                      WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS


 0%     48%     14%     0%     0%     4%      1%      2%     4%     14%    13%
-----------------------------------------------------------------------------
2002   2003    2004    2005   2006   2007    2008    2009   2010   2011   2012+

                              YEARS BONDS CALLABLE



                                  [BAR CHART]

                               COST (BOOK) YIELD*


                                       WEIGHTED AVERAGE BOOK YIELD: 5.5%


       5.6%    5.7%                  5.6%    5.2%    5.4%   6.0%    5.4%    5.1%
-------------------------------------------------------------------------------
2002   2003    2004    2005   2006   2007    2008    2009   2010    2011   2012+


* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE TRUST'S OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 5.6% ON 48% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS o APRIL 30, 2002 CONTINUED


                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments


Alaska ..................  1.5%   Illinois ...............  7.1%  New Jersey ..............  1.0%  Virginia ...............    5.2%
California ..............  2.4    Kentucky ...............  4.5   New York ................  3.9   Washington .............    7.5
Colorado ................  2.2    Maine ..................  1.1   North Carolina ..........  1.3   West Virginia ..........    1.5
Connecticut .............  1.2    Maryland ...............  8.1   Ohio ....................  0.9   Wisconsin ..............    7.2
District of Columbia.....  0.6    Massachusetts ..........  4.8   Pennsylvania ............  2.4                              ----
Florida .................  2.2    Michigan ...............  1.5   South Carolina ..........  5.4
Georgia .................  1.5    Missouri ...............  7.3   Tennessee ...............  2.4
Hawaii ..................  4.0    Nevada .................  1.2   Texas ................... 10.1   Total ..................  100.0%
                                                                                                                             =====

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o APRIL 30, 2002 (UNAUDITED)


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON      MATURITY
 THOUSANDS                                                                                   RATE         DATE          VALUE
-----------                                                                              ------------  ----------- --------------
              TAX-EXEMPT MUNICIPAL BONDS (136.4%)

              GENERAL OBLIGATION (14.7%)
 $   3,000    De Kalb County, Georgia, Refg 1993 .......................................    5.25 %      01/01/20    $ 3,019,650
     4,020    Chicago, Illinois, Ser 2000 A (FGIC) .....................................    6.125       01/01/21      4,380,674
    10,000    Washington Suburban Sanitation District, Maryland,
                Refg 1993 Second Ser ...................................................    5.25        06/01/14     10,251,100
     8,000    Metropolitan Government of Nashville & Davidson County,
                Tennessee, Refg Ser 1997 ** ............................................    5.125       05/15/25      7,909,200
    10,000    Seattle, Washington, Refg Ser 1993 .......................................    5.65        01/01/20     10,154,800
 ---------                                                                                                          -----------
    35,020                                                                                                           35,715,424
 ---------                                                                                                          -----------

              EDUCATIONAL FACILITIES REVENUE (9.9%)
     2,000    District of Columbia, Georgetown University Ser 1993 .....................    5.25        04/01/13      2,021,460
              Illinois Educational Facilities Authority,
     4,695      Illinois Wesleyan University Ser 1993 ..................................    5.70        09/01/23      4,754,204
     4,955      Northwestern University Refg Ser 1993 ..................................    5.375       12/01/21      5,003,757
              Massachusetts Health & Educational Facilities Authority,
    10,000      Boston College Ser K ...................................................    5.25        06/01/18     10,084,400
     2,100      Wentworth Institute of Technology Ser B (Connie Lee) ...................    5.50        10/01/23      2,119,404
 ---------                                                                                                          -----------
    23,750                                                                                                           23,983,225
 ---------                                                                                                          -----------

              ELECTRIC REVENUE (10.2%)
     2,000    Orlando Utilities Commission, Florida, Ser 2001 A ........................    5.25        10/01/19      2,045,040
     2,400    North Carolina Municipal Power Agency #1, Catawba Ser 1993
                (MBIA) .................................................................    9.02++      01/01/12      2,530,608
     5,000    South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) ..........    5.50        07/01/21      5,050,200
     5,000    Chelan County Public Utility District #1, Washington, Hydro
                Refg Ser 1993 G ........................................................    5.375       06/01/18      5,030,050
    10,000    Snohomish County Public Utility District #1, Washington,
 ---------    Ser 1993 B (AMT) .........................................................    5.80        01/01/24     10,029,500
                                                                                                                    -----------
    24,400                                                                                                           24,685,398
 ---------                                                                                                          -----------

              HOSPITAL REVENUE (16.7%)
     7,500    Colorado Health Facilities Authority, Catholic Health Initiatives
                Ser 2001 A .............................................................    5.25        09/01/24      7,307,025
     3,500    Maine Health & Higher Educational Facilities Authority, Ser 1993 D
                (FSA) ..................................................................    5.50        07/01/18      3,564,855
     2,500    Maryland Health & Higher Educational Facilities Authority,
                University of Maryland Medical Ser 2001 ................................    5.25        07/01/34      2,348,425

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                               COUPON      MATURITY
 THOUSANDS                                                                                RATE         DATE           VALUE
-----------                                                                           ------------  ----------- ---------------
 $  10,000    Missouri Health & Educational Facilities Authority, Barnes Jewish/
                Christian Health Ser 1993 A ......................................... 5.25 %         05/15/14    $ 10,389,100
     3,000    Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A .......... 5.25           10/01/33       2,858,190
     4,000    North Central Texas Health Facilities Development Corporation,
                Baylor HealthCare Ser 2001 A ........................................ 5.125          05/15/29       3,752,680
    10,000    Fairfax County Industrial Development Authority, Virginia, Inova Health
 ---------      Refg Ser 1993 A ..................................................... 5.25           08/15/19      10,298,100
                                                                                                                 ------------
    40,500                                                                                                         40,518,375
 ---------                                                                                                       ------------

              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (16.2%)
    10,000    Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc.
                Ser 1993 (AMT) (MBIA) ............................................... 5.45           11/01/23      10,022,100
     4,000    Calvert County, Maryland, Baltimore Gas & Electric Co
                Refg Ser 1993 ....................................................... 5.55           07/15/14       4,128,160
     4,000    Brazos River Authority, Texas, Houston Lighting & Power Co
                Ser 1993 (MBIA) ..................................................... 5.60           12/01/17       4,087,200
     5,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001B (AMT)     5.75           05/01/30       5,049,900
     5,000    Marshall County, West Virginia, Ohio Power Co Ser B (MBIA) ............ 5.45           07/01/14       5,149,800
    10,000    Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 .......... 6.90           02/01/13      10,767,300
 ---------                                                                                                       ------------
    38,000                                                                                                         39,204,460
 ---------                                                                                                       ------------

              MORTGAGE REVENUE - MULTI-FAMILY (7.0%)
     3,495    Illinois Housing Development Authority, 1993 Ser A .................... 5.90           07/01/12       3,532,501
    13,310    Wisconsin Housing & Economic Development Authority, 1993 Ser .......... 5.55           11/01/15      13,547,717
 ---------                                                                                                       ------------
    16,805                                                                                                         17,080,218
 ---------                                                                                                       ------------

              MORTGAGE REVENUE - SINGLE FAMILY (6.7%)
     5,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA) ................. 6.00           06/01/27       5,204,250
     3,830    Connecticut Housing Finance Authority, 1993 SubSer F-1 ................ 5.60           05/15/11       3,939,883
     7,000    Kentucky Housing Corporation, Federally Insured/Gtd Loans
 =========      1993 Ser B .......................................................... 5.40           07/01/14       7,105,910
                                                                                                                 ------------
    15,830                                                                                                         16,250,043
 ---------                                                                                                       ------------

              PUBLIC FACILITIES REVENUE (6.3%)
     5,000    California Public Works Board, Correctional 1993 Ser D COPs ........... 5.375          06/01/18       5,057,050
    10,000    Regional Convention & Sports Complex Authority, Missouri,
 ---------      Refg Ser A 1993 ..................................................... 5.60           08/15/17      10,187,700
                                                                                                                 ------------
    15,000                                                                                                         15,244,750
 ---------                                                                                                       ------------

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                               COUPON        MATURITY
 THOUSANDS                                                                                RATE           DATE           VALUE
-----------                                                                            ----------    ----------- ---------------
            RESOURCE RECOVERY REVENUE (4.3%)
 $  10,000  Northeast Maryland Waste Disposal Authority, Montgomery County
 ---------    Ser 1993 A ..............................................................  6.30 %        07/01/16    $ 10,327,300
                                                                                                                   ------------
            TRANSPORTATION FACILITIES REVENUE (20.4%)
     5,000  Miami-Dade County, Florida, Miami International Airport Ser 2000 A
              (AMT) (FGIC) ............................................................  6.00          10/01/24       5,326,800
     2,000  Georgia State Road & Tollway Authority, Ser 2001 ..........................  5.375         03/01/17       2,105,220
     3,000  Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC) .............................  6.625         07/01/18       3,343,440
     3,000  Chicago, Illinois, O'Hare Int'l Airport Passenger Ser 2001 A (Ambac)
              (AMT) ...................................................................  5.375         01/01/32       2,923,800
     3,000  Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) ...........  5.50          01/01/15       3,244,860
     5,000  Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
              Sub Lien Ser 1993 C (MBIA) ..............................................  5.25          12/01/13       5,117,700
     4,000  Missouri Highways & Transportation Commission, Ser A 2001 .................  5.125         02/01/18       4,084,680
     3,000  New Jersey Transportation Trust Fund Authority, 2001 Ser C (FSA) ..........  5.50          12/15/18       3,249,240
     3,000  Triborough Bridge & Tunnel Authority, New York, Ser 2001A .................  5.00          01/01/32       2,857,320
     3,000  Pennsylvania Turnpike Commission, Ser A 1998 (Ambac) ......................  4.75          12/01/27       2,757,210
     8,000  South Carolina Transportation Infrastructure Bank, Ser 1999 A
              (Ambac) .................................................................  5.50          10/01/16       8,468,960
     3,000  Dallas-Fort Worth Int'l Airport, Texas, Refg & Impr Ser 2001 A
              (AMT) (FGIC) ............................................................  5.50          11/01/31       2,969,760
     3,000  Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ............  5.50          05/15/18       3,059,550
 ---------                                                                                                         ------------
    48,000                                                                                                           49,508,540
 ---------                                                                                                         ------------
            WATER & SEWER REVENUE (21.6%)
     3,000  Los Angeles County Sanitation Districts Financing Authority,
              California, 1993 Ser A ..................................................  5.25          10/01/19       3,021,300
            Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
     3,000    Ser 1993 A (MBIA) .......................................................  5.50          05/15/21       3,036,720
     5,000    Ser 1993 B (MBIA) .......................................................  5.50          05/15/23       5,052,750
     4,000  Massachusetts Water Resources Authority, 1993 Ser C .......................  5.25          12/01/20       4,022,440
     4,000  Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA) .................  5.50          07/01/19       4,151,320
     5,000  New York City Municipal Water Finance Authority, New York,
              1994 Ser B ..............................................................  5.50          06/15/19       5,085,650
     2,000  Winston-Salem, North Carolina, Water & Sewer Refg Ser 2001 ................  5.125         06/01/28       1,985,960
     4,210  Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA) .............  5.50          06/15/14       4,383,368
     4,565  Grand Strand Water & Sewer Authority, South Carolina,
              Refg Ser 2002 (FSA) .....................................................  5.375         06/01/19       4,713,728
     5,000  Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) ...................  5.125         05/15/27       4,865,150

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                             COUPON       MATURITY
 THOUSANDS                                                                              RATE          DATE            VALUE
-----------                                                                         ------------ --------------- ---------------
            Houston, Texas, Water & Sewer
 $   2,500    Jr Lien Ser 2002 B (Ambac) (WI) .....................................    5.75 %       12/01/15      $   2,665,075
     5,000    Jr Lien Refg Ser 2001 A (FSA) .......................................    5.50         12/01/16          5,274,050
     4,000  Norfolk, Virginia, Water Ser 1993 (Ambac) .............................    5.375        11/01/23          4,038,720
 ---------                                                                                                         ------------
    51,275                                                                                                           52,296,231
 ---------                                                                                                         ------------
            OTHER REVENUE (2.1%)
     5,000  New York Local Government Assistance Corporation, Ser 1993 C ..........    5.50         04/01/18          5,169,300
 ---------                                                                                                         ------------
            REFUNDED (0.3%)
       790  Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 ...............    5.50         06/15/03+           835,646
 ---------                                                                                                         ------------
   324,370  TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $322,271,370).................................................    330,818,910
 ---------                                                                                                         ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (2.2%)
     5,300  Harris County Health Facilities Development Corporation, Texas,
 ---------    Methodist Hospital Ser 1994 (Demand 05/01/02)
              (Cost $5,300,000) ...................................................    1.70*        12/01/25          5,300,000
                                                                                                                   -------------
 $ 329,670  TOTAL INVESTMENTS (COST $327,571,370) (A).........................................       138.6 %        336,118,910
 =========
            OTHER ASSETS IN EXCESS OF LIABILITIES ............................................         1.4            3,402,528

            PREFERRED SHARES OF BENEFICIAL INTEREST ..........................................       (40.0)         (97,000,000)
                                                                                                     -----         -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS .....................................       100.0 %       $ 242,521,438
                                                                                                     =====         =============

------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
WI       Security purchased on a "when-issued" basis.
 +       Prerefunded to call date shown.
++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
*        Current coupon of variable rate demand obligation.
** A portion of this security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,948,409 and the aggregate gross unrealized depreciation is $400,869, resulting in net unrealized appreciation of $8,547,540.


Bond Insurance:
---------------
   Ambac    Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.


                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED


                        Geographic Summary of Investments
      Based on Market Value as a Percent of Net Assets Applicable to Common
                                  Shareholders



Alaska .................  2.1%  Illinois ...............  9.8%   New Jersey ..............  1.3%  Virginia ...............   7.2%
California .............  3.3   Kentucky ...............  6.3    New York ................  5.4   Washington .............  10.4
Colorado ...............  3.0   Maine ..................  1.5    North Carolina ..........  1.9   West Virginia ..........   2.1
Connecticut ............  1.6   Maryland ............... 11.2    Ohio ....................  1.2   Wisconsin ..............  10.0
District of Columbia....  0.9   Massachusetts ..........  6.7    Pennsylvania ............  3.3                            -----
Florida ................  3.0   Michigan ...............  2.1    South Carolina ..........  7.5
Georgia ................  2.1   Missouri ............... 10.2    Tennessee ...............  3.3
Hawaii .................  5.5   Nevada .................  1.7    Texas ................... 14.0   Total .................. 138.6%
                                                                                                                           =====


                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)



ASSETS:
Investments in securities, at value
 (cost $327,571,370)......................................................................    $ 336,118,910
Cash .....................................................................................           65,194
Interest receivable ......................................................................        6,093,604
Prepaid expenses .........................................................................          323,357
                                                                                              -------------
  TOTAL ASSETS ...........................................................................      342,601,065
                                                                                              -------------
LIABILITIES:
Payable for:
  Investments purchased ..................................................................        2,656,850
  Dividends to preferred shareholders ....................................................          144,857
  Investment management fee ..............................................................          126,479
  Common shares of beneficial interest repurchased .......................................           58,378
Accrued expenses .........................................................................           93,063
                                                                                              -------------
  TOTAL LIABILITIES ......................................................................        3,079,627
                                                                                              -------------
Preferred shares of beneficial interest (1,000,000 shares authorized of non-participating
 $.01 par value, 1,940 shares outstanding)................................................       97,000,000
                                                                                              -------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ...........................................    $ 242,521,438
                                                                                              =============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value,
 16,169,458 shares outstanding) ..........................................................    $ 242,149,118
Net unrealized appreciation ..............................................................        8,547,540
Accumulated undistributed net investment income ..........................................        2,270,349
Accumulated net realized loss ............................................................      (10,445,569)
                                                                                              -------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ...........................................    $ 242,521,438
                                                                                              =============
NET ASSET VALUE PER COMMON SHARE,
($242,521,438 divided by 16,169,458 common shares outstanding) ...........................    $       15.00
                                                                                              =============



                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)



NET INVESTMENT INCOME:
INTEREST INCOME ........................................................    $  8,869,393
                                                                            ------------
EXPENSES
Investment management fee ..............................................         592,334
Auction commission fees ................................................         173,433
Professional fees ......................................................          30,082
Transfer agent fees and expenses .......................................          25,753
Auction agent fees .....................................................          19,254
Shareholder reports and notices ........................................          18,643
Registration fees ......................................................          11,090
Trustees' fees and expenses ............................................          10,198
Custodian fees .........................................................           9,036
Other ..................................................................          20,686
                                                                            ------------
  TOTAL EXPENSES .......................................................         910,509
Less: expense offset ...................................................          (9,016)
                                                                            ------------
  NET EXPENSES .........................................................         901,493
                                                                            ------------
  NET INVESTMENT INCOME ................................................       7,967,900
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain ......................................................         536,087
Net change in unrealized appreciation ..................................      (4,260,871)
                                                                            ------------
  NET LOSS .............................................................      (3,724,784)
                                                                            ------------
Dividends to preferred shareholders from net investment income .........      (1,130,407)
                                                                            ------------
NET INCREASE ...........................................................    $  3,112,709
                                                                            ============



                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                FOR THE SIX      FOR THE YEAR
                                                                               MONTHS ENDED         ENDED
                                                                              APRIL 30, 2002   OCTOBER 31, 2001
                                                                             ---------------- -----------------
                                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ......................................................   $  7,967,900     $  16,451,756
Net realized gain ..........................................................        536,087         2,575,999
Net change in unrealized appreciation ......................................     (4,260,871)       11,278,495
Dividends to preferred shareholders from net investment income .............     (1,130,407)       (3,304,470)
                                                                               ------------     -------------
  NET INCREASE .............................................................      3,112,709        27,001,780
Dividends to common shareholders from net investment income ................     (6,602,742)      (12,495,689)
Decrease from transactions in common shares of beneficial interest .........     (3,331,053)       (5,985,778)
                                                                               ------------     -------------
  NET INCREASE (DECREASE) ..................................................     (6,821,086)        8,520,313
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period ........................................................    249,342,524       240,822,211
                                                                               ------------     -------------
END OF PERIOD
(Including accumulated undistributed net investment income of $2,270,349 and
$1,946,858, respectively)...................................................   $242,521,438     $ 249,342,524
                                                                               ============     =============

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o APRIL 30, 2002 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly total net assets.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $27,156,389 and $19,612,972, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2002, the Trust had transfer agent fees and expenses payable of approximately $3,300.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,334. At April 30, 2002, the Trust had an accrued pension liability of $44,350, which is included in accrued expenses in the Statement of Assets and Liabilities.


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 though 5, Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED

Dividends, which are cumulative, are reset through auction procedures.



                       AMOUNT IN                RESET        RANGE OF
 SERIES     SHARES*   THOUSANDS*     RATE*      DATE     DIVIDEND RATES**
--------   --------- ------------ ---------- ---------- -----------------
   1         340       $17,000       2.47%     09/10/02       2.47%
   2         300        15,000       1.55      05/01/02    1.09 - 1.95
   3         300        15,000       1.60      05/02/02    1.15 - 2.00
   4         600        30,000       2.43      01/06/04    2.43 - 3.64
   5         400        20,000       2.75      07/02/02       2.75

------------
 *  As of April 30, 2002.

**  For the six months ended April 30, 2002.



Subsequent to April 30, 2002 and up through June 7, 2002, the Trust paid dividends to Series 1 through 5 at rates ranging from 1.48% to 2.75%, in the aggregate amount of $341,954.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:



                                                                                                                CAPITAL
                                                                                                                PAID IN
                                                                                                               EXCESS OF
                                                                                 SHARES        PAR VALUE       PAR VALUE
                                                                             --------------   -----------   ---------------
Balance, October 31, 2000 ................................................     16,861,958      $168,620      $251,297,329
Treasury shares purchased and retired (weighted average discount 10.30%)*        (448,600)       (4,486)       (5,981,292)
                                                                               ----------      --------      ------------
Balance, October 31, 2001 ................................................     16,413,358       164,134       245,316,037
Treasury shares purchased and retired (weighted average discount 8.66%)* .       (243,900)       (2,439)       (3,328,614)
                                                                               ----------      --------      ------------
Balance, April 30, 2002 ..................................................     16,169,458      $161,695      $241,987,423
                                                                               ==========      ========      ============

------------
 * The Trustees have voted to retire the shares purchased.

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED



6. FEDERAL INCOME TAX STATUS

At October 31, 2001, the Trust had a net capital loss carryover of approximately $10,982,000, which may be used to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:



                       AMOUNT IN THOUSANDS
                 ---------------------------------
                  2002      2003     2004    2005
                  ----      ----     ----    ----
                 $7,321    $2,809    $716    $136
                 ======    ======    ====    ====



7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 26, 2002, the Trust declared the following dividends from net investment income:


    AMOUNT            RECORD           PAYABLE
   PER SHARE           DATE              DATE
--------------   ---------------   ---------------
    $0.0675         May 3, 2002       May 17, 2002
    $0.0675        June 7, 2002      June 21, 2002

8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.


9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2002, the Trust held positions in residual interest bonds having a total value of $2,530,608, which represents 1.0% of Trust's net assets applicable to common shareholders.


10. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in an $88,740 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the six months ended April 30, 2002 was to increase net investment income by $6,833; increase unrealized appreciation by $2,170 and decrease net realized gains by $9,003. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS o APRIL 30, 2002 (UNAUDITED) CONTINUED



11. CHANGE IN FINANCIAL STATEMENT CLASSIFICATION FOR PREFERRED SHARES

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:


                                                   FOR THE SIX                   FOR THE YEAR ENDED OCTOBER 31
                                                   MONTHS ENDED      ---------------------------------------------------------
                                                 APRIL 30, 2002       2001        2000         1999         1998         1997
                                                 ---------------     ------      ------      ------        ------       ------
                                                  (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........   $  15.19         $  14.28    $  13.45     $  14.99     $  14.31     $  13.44
                                                    ------           ------      ------       ------       ------       ------
Income (loss) from investment operations:
 Net investment income* .......................       0.49             0.99        0.97         0.95         0.95         0.95
 Net realized and unrealized gain (loss) ......      (0.22)            0.83        0.81        (1.57)        0.64         0.69
 Common share equivalent of dividends
  paid to preferred shareholders* .............      (0.07)           (0.20)       (0.22)      (0.18)       (0.19)       (0.18)
                                                    ------           ------      ------       ------       ------       ------
Total income (loss) from investment
 operations ...................................       0.20             1.62        1.56        (0.80)        1.40         1.46
                                                    ------           ------      ------       ------       ------
Less dividends from net investment income .....      (0.41)           (0.75)       (0.81)      (0.78)       (0.75)       (0.72)
                                                    ------           ------      ------       ------       ------
Anti-dilutive effect of acquiring treasury
 shares* ......................................       0.02             0.04        0.08         0.04         0.03         0.13
                                                    ------           ------      ------       ------       ------       ------
Net asset value, end of period ................   $  15.00         $  15.19    $  14.28     $  13.45     $  14.99     $  14.31
                                                    ======           ======      ======       ======       ======       ======
Market value, end of period ...................   $  13.57         $  13.62    $  12.125    $  12.063    $  13.938    $  12.50
                                                    ======           ======      ======       ======       ======       ======
TOTAL RETURN+  ................................       2.63%(1)        18.82%       7.40%         (8.22)%    18.04%       18.11 %
RATIOS TO AVERAGE NET ASSETS OF COMMON
 SHAREHOLDERS:
Expenses (before expense offset) ..............       0.75%(2)(3)      0.74%(3)    0.77%(3)     0.73%(3)     0.72%(3)     0.71 %(3)
Net investment income before preferred
 stock dividends ..............................       6.58%(2)(4)      6.65%       7.09%        6.52%        6.46%        6.87 %
Preferred stock dividends .....................       0.93%(2)         1.34%       1.62%        1.24%        1.29%        1.30 %
Net investment income available to common
 shareholders .................................       5.65%(2)(4)      5.31%       5.47%        5.28%        5.17%        5.57 %
SUPPLEMENTAL DATA:
Net assets applicable to common
 shareholders, end of period, in thousands.....   $242,521         $249,343    $240,822     $238,375     $274,027    $266,509
Asset coverage on preferred shares at end
 of period ....................................        349%             356%        348%         345%         382%         374 %
Portfolio turnover rate .......................          6%(1)           16%          5%          10%           3%           6 %

------------

* The per share amounts were computed using an average number of common shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of expense offset of 0.01%.
(4) Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended April 30, 2002 was to increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert W. Wimmel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

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MORGAN STANLEY
QUALITY MUNICIPAL SECURITIES


SEMIANNUAL REPORT
APRIL 30, 2002